Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (30,965)	$ (22,799)	$ (113,946)	$ (136,065)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,873	2,482	14,080	10,141
Provision for bad debts	1,320	2,176	6,386	11,129
Stock-based compensation	3,299	3,565	12,578	9,127
Compensation expense related to share repurchase and shareholder note settlement				12,846
Compensation expense related to shareholder settlement			47
Gain on extinguishment of debt			(285)
Change in fair value - convertible instrument liability	25,666	(2,920)	15,874	(93,029)
Change in fair value – notes payable	(8,285)	0	1,152
Change in fair value – warrant liability	6	11	(266)	31,749
Change in fair value – prepaid ad inventory	51	0	152
Non-cash interest expense			53	1,897
Non-cash lease expense	327	270	1,163	955
Amortization of debt issuance costs				4,609
Amortization of stock transfer agreement				148
Gain from disposal of property and equipment	(5)	(19)	(22)	6
Impairment loss on goodwill	0		0	23,269
Loss from foreign currency remeasurement	141	212	(79)	58
Transaction costs			0	17,640
Net changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(1,250)	(1,837)	(6,690)	(9,820)
Prepaid expenses and other current assets	2,367	589	(1,491)	(463)
Operating leases liabilities	(530)	(446)	(1,924)	(1,607)
Other assets	(2,248)	(1,112)	(1,974)	(3,247)
Accounts payable	(4,701)	173	12,047	(1,517)
Accrued host payments and insurance fees	2,526	1,345	1,086	(972)
Accrued expenses and other liabilities	(3,651)	(3,898)	6,696	(9,083)
Deferred taxes	52	(191)	(733)	(685)
Deferred revenue	876	823	(28)	385
Net Cash Used in Operating Activities	(11,131)	(21,576)	(56,124)	(132,529)
Cash Flows from Investing Activities:
Purchases of property and equipment	(31)	(396)	(800)	(2,257)
Capitalized software	(878)	(1,264)	(4,408)
Proceeds from sale of property and equipment	10	9	112
Investment in intangible assets				(1,094)
Acquisition of HyreCar, net of cash acquired			(7,826)
Net Cash Used in Investing Activities	(899)	(1,651)	(12,922)	(3,351)
Cash Flows from Financing Activities:
Proceeds from exercise of common stock options	21,180	0		166
Proceeds from issuance of Mudrick Convertible Promissory Notes and warrants, net of issuance costs				169,750
Proceeds from issuance of Bridge Loans				30,770
Repayment of PGE loan		(363)	(1,061)	(302)
Related Party advance on financing				4,750
Proceeds from Braemar Subordinated Promissory Note				2,000
Proceeds from the recapitalization of Getaround shares, (net of redemptions and InterPrivate II Acquisition Corp. prior incurred costs)				15,668
Repayment of Deutsche Bank Loan				(75,000)
Deutsche Bank loan repayment and extinguishment fees, including accrued but unpaid interest				(4,331)
Repurchase of shares from related party				(5,313)
Net Cash Provided by (Used in) Financing Activities	21,180	(363)	16,587	138,158
Effect of Foreign Currency Translation on Cash	(237)	232	189	(850)
Net change in cash and cash equivalents and restricted cash and cash equivalents	8,913	(23,358)	(52,270)	1,428
Cash and Cash Equivalents and Restricted Cash, beginning of year	15,624	67,894	67,894	66,466
Cash and Cash Equivalents and Restricted Cash, end of year	24,537	44,536	15,624	67,894
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	24,537	40,936	15,624	64,294
Restricted cash included in current assets		3,600		3,600
Total Cash, Cash Equivalents and Restricted Cash at the End of Year	$ 24,537	$ 44,536	15,624	67,894
Cash paid for:
Cash paid for interest			54	6,508
Cash paid for income taxes			47
Non-cash investing and financing activities:
Issuance of Mudrick Super Priority Note to repay Mudrick Bridge Note			3,041
Conversion of convertible promissory notes and bridge Loans to common Stock				89,136
Issuance of Braemar stock transfer agreement (debt discount on Braemar Subordinated Promissory Note)				1,498
Incremental guarantee commission owed to PGE Lender				53
Conversion of iHeart Media Note Payable to Common Stock				388
Exercise of Series E-3 Preferred stock warrants into Series E-3 convertible redeemable preferred stock				408
Exercise of Series B preferred stock warrants into Series B convertible redeemable preferred stock				240
Warrant conversion into common stock due to 2022 Business Combination				$ 81,303
Mudrick Bridge Note [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Note, net of issuance costs			2,988
Mudrick Super Priority Note [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Note, net of issuance costs			$ 14,660